CHANGES IN EQUITY - Diluted Earnings (Details) - shares shares in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes In Equity
Weighted average number of shares at December 31	[1]	15,741.9	15,736.9	15,733.1
Effect of shares options		106.7	120.5	134.5
Weighted average number of shares (diluted) at December 31		15,848.6	15,857.4	15,867.6

[1]	Not including treasury shares.